Schedule of Amortization Rates (Details)	12 Months Ended
Dec. 31, 2018
Computer hardware [Member]
Amortization Rate	30.00%
Computer software [Member]
Amortization Rate	50.00%
Office furniture [Member]
Amortization Rate	20.00%
Automobile [Member]
Amortization Rate	20.00%
Equipment [Member]
Amortization Rate	30.00%
Shop equipment [Member]
Amortization Rate	30.00%
Shop equipment under capital leases [Member]
Amortization description	Straight-line over 60 months